Goodwill and Other Intangible Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in millions)
Balance at beginning of period
Goodwill (1)	¥633,452	¥626,009
Accumulated impairment losses (1)	(192,118)	(192,118)

	441,334	433,891
Goodwill acquired during the six months (2)	—	446,643
Impairment loss	—	(241,356)
Foreign currency translation adjustments and other	(10,179)	(22,558)

Balance at end of period
Goodwill	623,273	1,050,094
Accumulated impairment losses	(192,118)	(433,474)

	¥431,155	¥616,620

Note s :	(1)	Goodwill originally recognized was ¥1,900,019 million, which has been fully impaired before April 1, 201 8 .
	(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	March 31, 2019	September 30, 2019
	(in millions)
Intangible assets subject to amortization:
Software	¥673,638	¥715,487
Customer relationships	141,410	306,089
Core deposit intangibles	38,153	78,129
Trade names	42,921	57,556
Other	5,381	12,034

Total	901,503	1,169,295
Intangible assets not subject to amortization:
Other (1)	25,693	32,106

Total	¥927,196	¥1,201,401

Note:	(1)
Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥
17,431
 million and ¥
23,480
 million at March 31, 2019 and September 30, 2019, respectively.